Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Unrealized gain (loss) on marketable securities, tax	$ 33	$ 2	$ 189
Unrealized gain (loss) on hedging transactions, tax	66	171	130
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax	$ (487)	$ 1,252	$ (953)